Expense Example - iShares iBonds Dec 2036 Term Corporate ETF - iShares iBonds Dec 2036 Term Corporate ETF	Feb. 20, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	$ 32